Consolidated Statements of Profit and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Rental income	$ 283,193,370	$ 251,950,504	$ 213,448,296
Management fees	31,437	376,618	1,019,316
Revenue	283,224,807	252,327,122	214,467,612
Property operating costs related to properties that generated rental income	(24,104,475)	(21,244,160)	(13,476,324)
Property operating costs related to properties that did not generate rental income	(4,171,323)	(3,348,273)	(4,763,398)
General and administrative expenses	(35,492,376)	(34,178,243)	(31,719,895)
Interest income	5,272,660	15,185,565	9,414,027
Other income	6,818,185	4,307,956	5,138,158
Other expenses	(3,523,537)	(5,152,385)	(3,037,113)
Finance cost	(56,226,952)	(44,261,390)	(46,306,975)
Exchange gain (loss)- net	10,097,353	(10,837,867)	8,906,782
Share of results of associates	11,538	0	0
(Loss) Gain on sale and disposal of investment properties – net	(9,945)	2,617,233	(461,600)
Gain on revaluation of investment properties	52,075,064	270,747,661	243,459,821
Profit before income taxes	233,970,999	426,163,219	381,621,095
Current income tax expense	(56,138,103)	(31,892,785)	(91,953,099)
Deferred income tax benefit (expense)	64,069,427	(170,924,088)	26,969,516
Total income tax benefit (expense)	7,931,324	(202,816,873)	(64,983,583)
Profit for the year	241,902,323	223,346,346	316,637,512
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating other functional currency operations	1,791,066	(13,160,799)	7,858,413
Total other comprehensive income (loss)	1,791,066	(13,160,799)	7,858,413
Total comprehensive income for the year	$ 243,693,389	$ 210,185,547	$ 324,495,925
Basic earnings per share (usd per share)	$ 0.2850	$ 0.2563	$ 0.4183
Diluted earnings per share (usd per share)	$ 0.2809	$ 0.2529	$ 0.4118